Inventories, net	9 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
Inventories, net

Note 7 – Inventories, net

As of March 31, 2024 and June 30, 2023, inventories consisted of finished goods ready for sale, net of allowance for obsolescence, amounted to $11,872,286 and $20,593,889, respectively.

For the three and nine months ended March 31, 2024, the Company recorded inventory reserve expense of $0 and $222,755, respectively. For the three and nine months ended March 31, 2023, the Company recorded inventory reserve expense of $163,901 and $238,899, respectively. As of March 31, 2024 and June 30, 2023, allowance for obsolescence was $781,655 and $558,899, respectively.